ULTIMUS MANAGERS TRUST
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

FILED VIA EDGAR

August 27, 2015

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Ultimus Managers Trust (the “Trust”)
File Nos. 333-180308 and 811-22680

Ladies and Gentlemen:

On behalf of Ultimus Managers Trust (the “Registrant”), attached for filing under the Securities Act of 1933 and the Investment Company Act of 1940 is Post-Effective Amendment No. 46 (the “Amendment”) to Registrant’s registration statement on Form N-1A. The Amendment is to be effective on September 1, 2015, pursuant to Rule 485(b) under the Securities Act of 1933.

The Amendment is being filed for the purpose of responding to Staff comments on Post-Effective Amendment No. 41 and to update other financial, expense and performance information.  The undersigned represents that the Amendment does not contain disclosures that would render it ineligible to become effective under paragraph (b) of Rule 485 under the Securities Act of 1933.

Please direct any comments or questions to the undersigned at 513.587.3454.

Very truly yours,

/s/ Bo James Howell

Bo James Howell
Secretary

Ultimus Fund Solutions, LLC	225 Pictoria Drive, Suite 450	Phone: 513 587 3400
www.ultimusfundsolutions.com	Cincinnati, Ohio 45246	Fax: 513 587 3450